SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

TS&W/Claymore Tax-Advantaged Balanced Fund
2455 Corporate West Drive
Lisle, Illinois 60532
(630) 505-3700

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21515

1.	Title of the class of securities of TS&W/Claymore Tax-Advantaged Balanced Fund (the “Fund”) to be redeemed:

Auction Market Preferred Shares, par value $.01 per share, liquidation preference $25,000 per share (the “Shares”), as identified by series and CUSIP in Annex A hereto

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the “Redemption Date”).

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Statement of Preferences of Auction Market Preferred Shares of the Fund

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.  The Depository Trust Company (DTC), as the sole holder of record of each series of the Shares, determines how the redemption will be allocated among each participant broker-dealer account that holds Shares, which may include selecting Shares to be redeemed by lot or such other method as DTC deems fair and equitable, and each participant broker-dealer determines how to allocate each redemption among the holders of the Shares held by it.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 27th day of February, 2009.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

By:	/s/ Kevin M. Robinson
	Name:	Kevin M. Robinson
	Title:	Chief Legal Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
M7	87280R207	March 17, 2009	100	$2,500,000
T28	87280R306	April 8, 2009	100	$2,500,000